AerCap Transaction (Details) (USD $)																				9 Months Ended		9 Months Ended		0 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended			0 Months Ended			3 Months Ended	9 Months Ended	0 Months Ended				0 Months Ended				5 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2014		Sep. 30, 2014 Series A	Sep. 30, 2014 Series B	Sep. 30, 2014 Management services agreements	Sep. 30, 2014 Other intangibles	May 14, 2014 Predecessor	May 13, 2014 Predecessor		Dec. 31, 2013 Predecessor		Sep. 30, 2013 Predecessor		Dec. 31, 2012 Predecessor		Dec. 31, 2013 Predecessor Series A	Dec. 31, 2013 Predecessor Series B	Sep. 30, 2014 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Dec. 16, 2013 AIG Revolving Credit Facility AerCap Ireland Capital Limited	Sep. 30, 2014 ILFC	May 13, 2014 ILFC	Sep. 30, 2014 ILFC Series A	Sep. 30, 2014 ILFC Series B	May 14, 2014 ILFC AerCap	Sep. 30, 2014 ILFC AerCap	Sep. 30, 2014 ILFC AerCap	Sep. 30, 2014 ILFC AerCap	May 31, 2014 ILFC AerCap	May 15, 2014 ILFC AerCap	May 15, 2014 ILFC AerCap Maintenance rights intangible and lease premium	May 15, 2014 ILFC AerCap Other intangibles	Sep. 30, 2014 ILFC AerCap Maintenance rights intangible	Sep. 30, 2013 ILFC AerCap Predecessor	Sep. 30, 2013 ILFC AerCap Predecessor	May 14, 2014 ILFC AerCap Amounts Initially Recognized and Reported	May 15, 2014 ILFC AerCap Amounts Initially Recognized and Reported	May 15, 2014 ILFC AerCap Amounts Initially Recognized and Reported Maintenance rights intangible and lease premium	May 15, 2014 ILFC AerCap Amounts Initially Recognized and Reported Other intangibles	May 13, 2014 ILFC Unsecured Debt Acquisition Notes	May 15, 2014 ILFC Unsecured Debt Acquisition Notes tranche	May 15, 2014 ILFC Unsecured Debt AIG Revolving Credit Facility AerCap Ireland Capital Limited	May 15, 2014 AIG	Sep. 30, 2014 AIG Minimum	Sep. 30, 2014 AIG Maximum	May 13, 2014 AIG ILFC	May 14, 2014 AIG ILFC AerCap and AerCap Ireland Limited	May 14, 2014 AIG ILFC AerCap
AerCap transaction
Percentage of voting interest sold by counterparty																												100.00%																		100.00%
Special distribution paid																																													$ 600,000,000
Aggregate principal amount of notes issued																																								2,600,000,000
Number of tranches																																								3
Remaining portion of notes issued after payment of cash consideration																																							200,000,000
Remaining portion of notes issued that will be used for expenses related to the Transaction																																							41,000,000
Remaining portion of notes issued that will be used for general corporate purposes																																							159,000,000
Maximum amount of credit facility																			1,000,000,000																						1,000,000,000
Debt outstanding																		0	100,000,000		22,700,000,000
Ownership percentage of the combined company held by third party																																										46.00%
Lockup period of shares of the combined company held by third party																																											9 months	15 months
Consideration transferred to effect the AerCap Transaction
Cash consideration																								2,400,000,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014																								4,545,366,000
Stock compensation																									50,400,000	50,400,000	50,400,000		12,275,000
Consideration transferred																																			6,957,641,000
AerCap common shares issued																								97,560,976
AerCap closing share price per share (in dollars per share)																													$ 46.59
Measurement period																																															1 year
Preliminary allocation of the purchase price of the AerCap Transaction to the estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the acquisition date
Cash and cash equivalents, including restricted cash																																				2,958,809,000
Flight equipment held for operating leases, net																																				23,990,991,000
Prepayments on flight equipment																																				3,166,788,000
Intangible assets																																					4,262,591,000	440,093,000
Accrued maintenance liability																																				(2,704,074,000)
Debt																																				(24,339,842,000)
Other assets and liabilities																																				(761,039,000)
Non-controlling interest																																				(77,047,000)
Estimate of fair value of net assets acquired																																				6,937,270,000
Consideration transferred																																			6,957,641,000
Estimate of goodwill																																			20,371,000
Cash and cash equivalents	603,130,000	[1]						2,206,621,000	[1]	1,351,405,000	[1]	1,725,318,000	[1]	3,027,587,000	[1]										2,207,000,000 [1]	2,207,000,000 [1]	2,207,000,000 [1]
Maintenance rights intangible					4,128,000,000	447,551,000																										4,156,000,000
Remaining weighted average amortization period																														6 years	16 years
Transaction and integration related expenses																									50,400,000	50,400,000	50,400,000		12,275,000
Total revenues and other income																										1,569,400,000
Net income																										441,100,000
Pro forma information
Total revenue and other income																									1,027,527,000		3,190,292,000						1,103,067,000	3,254,071,000
Net income (loss)																									208,653,000		514,479,000						(639,663,000)	(508,224,000)
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000									$ 100,000
Market Auction Preferred Stock, shares issued			500	500												500	500					500	500
Market Auction Preferred Stock, shares outstanding			500	500												500	500					500	500
Period for reset of dividend rate for each series of MAPS, other than the initial rate, for each dividend period																				49 days
Dividend rate for MAPS (as a percent)																						0.305%	0.278%
Deferred income tax liability	123,440,000						5,000,000	4,100,000,000		3,854,452,000															123,400,000	123,400,000	123,400,000
Current tax payable										285,499,000															39,100,000	39,100,000	39,100,000
Net deferred tax	$ 66,433,000																								$ 66,400,000	$ 66,400,000	$ 66,400,000

[1]	Includes gain on aircraft sales.